Leases - Summary of Amounts Recognized in Consolidated Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation	$ (16,617)	$ (19,432)	$ (28,176)
Interest expense (included in finance expenses)	(4,682)	(6,779)	(8,144)
Expense relating to short-term leases	(142)	(454)	(1,302)
Expense relating to leases of low-value assets that are not shown above as short-term leases	(33)	(723)	(310)
Land and Buildings
Disclosure Of Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation	(12,227)	(14,276)	(20,029)
Plant and Machinery
Disclosure Of Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation	$ (4,390)	$ (5,156)	$ (8,147)